Summary of Significant Accounting Policies (Details) - Schedule of Liability During the Current Year and Comparative Year ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Liability During the Current Year and Comparative Year [Abstract]
Beginning balance	₨ 902	$ 11.0	₨ 811
Addition during the year	127	1.5	157
Impact of change in estimate			(125)
Liabilities settled during the year
Accretion expense during the year	83	1.0	59
Ending balance	₨ 1,112	$ 13.5	₨ 902